Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Options Valuation Assumptions

	2012	2011	2010

Expected volatility	27.8%- 34.8%	34.3%- 43.8%	42.8%- 48.4%
Weighted average volatility	29.4%	43.02%	43.7%
Risk free interest rate	0.4%- 0.5%	0.2%- 1.3%	0.8%- 1.8%
Expected dividend	0%	0%	0%
Expected term (in years)	3.3	2.5- 3.7	2.5- 3.7

Stock Options Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,983,541	$22.01	4.09	$62,049
Granted	1,243,501
Assumed	201,488
Exercised	(1,333,909)
Forfeited	(512,658)
Cancelled	(43,950)

Outstanding at December 31, 2012	4,538,013	21.53	4.31	54,231

Exercisable at December 31, 2012	1,802,460	24.82	3.18	15,612

Options Outstanding

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2012	term	price	2012	exercisable
		(Years)	$		$

$0.02	828	0.66	0.02	828	0.02
$0.27	1,161,448	5.12	0.27	210,795	0.27
$0.69	33,490	7.45	0.69	11,453	0.69
$2.89	5,132	2.13	2.89	5,132	2.89
$6.00- 6.87	19,964	3.56	6.57	19,964	6.57
$11.4- 14.60	66,046	5.83	12.88	48,551	13.20
$17.72- 25.01	350,472	3.54	21.37	230,246	22.05
$26.85- 35.31	2,900,633	4.02	30.64	1,275,491	30.42

	4,538,013	4.31	21.53	1,802,460	24.82

Summary Of Restricted Stock Units Activity

	Number of RSU & RSA	Weighted average exercise price *)

Outstanding at January 1, 2012	525,500	NIS	1
Issued	372,725	NIS	1
Assumed	61,188	NIS	1
Vested	(189,727)	NIS	1
Forfeited	(68,708)	NIS	1

Outstanding at December 31, 2012	700,978	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.